Litigation Case (Details) ₩ in Millions	Dec. 31, 2020 KRW (₩) ₩ / shares	Dec. 31, 2019 KRW (₩) ₩ / shares
As the defendant
Litigation Case [Line Items]
Number of cases | ₩ / shares	663	586
Claim amount | ₩	₩ 550,535	₩ 697,835
As the plaintiff
Litigation Case [Line Items]
Number of cases | ₩ / shares	200	199
Claim amount | ₩	₩ 729,798	₩ 707,287